Other Non-Current Assets - Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Of Financial Position [Abstract]
Equity securities	$ 29	$ 25
Long-term State receivables	506	623
Defined benefit plans	15	4
Deposits and other non-current assets	89	72
Total	$ 639	$ 724